Cover Document	Oct. 27, 2021
Cover Page [Abstract]
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Written Communications	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Oct. 27, 2021
Entity Registrant Name	Element Solutions Inc
Entity File Number	001-36272
Entity Tax Identification Number	37-1744899
Entity Address, Address Line One	500 East Broward Boulevard,
Entity Address, Address Line Two	Suite 1860
Entity Address, Postal Zip Code	33394
Entity Address, City or Town	Fort Lauderdale,
Entity Address, State or Province	FL
City Area Code	561
Local Phone Number	207-9600
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	ESI
Security Exchange Name	NYSE
Entity Central Index Key	0001590714
Amendment Flag	false